Acquisition - Schedule of allocation of the purchase price (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill		¥ 35,157
Ganzhou Micro Finance [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	¥ 42,591
Accounts and other receivable	12,915
Prepayment	563
Short-term financing receivables, net	148,249
Deferred assets	4,368
Fixed assets	534
Goodwill	5,212
Intangible asset - license	35,410
Total assets	249,842
Advance from customers	(344)
Tax payable	(993)
Other payables	(9,652)
Deferred tax liabilities	(8,853)
Total	230,000
Total Consideration	¥ 230,000